Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 16, 2015
Registrant Name	dei_EntityRegistrantName	Aspiriant Trust
CIK	dei_EntityCentralIndexKey	0001534881
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Nov. 16, 2015
Effective Date	dei_DocumentEffectiveDate	Nov. 16, 2015
Prospectus Date	rr_ProspectusDate	Nov. 16, 2015
Aspiriant Defensive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The Aspiriant Defensive Allocation Fund (the “Fund”) seeks to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes.

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated expenses for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Aspiriant Defensive Allocation Fund is a “fund-of-funds” that seeks to provide an investment return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures, including investments that focus on a specialized asset class such as long-short strategies. Non-traditional or alternative asset classes have tended over time to have a lower correlation with the broad U.S. stock and bond markets. The Fund allocates its assets among a variety of non-traditional or alternative asset classes so as to capture diversifying returns from these non-traditional or alternative sources. The Fund invests primarily in underlying funds (the “Underlying Funds”) and may, to a limited extent, invest in separately managed accounts, which are private portfolios of securities for individual accounts.

The Fund intends to allocate its assets among a range of investment strategies. At any point in time, the Fund’s exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures and other non-traditional strategies. In selecting Underlying Funds and asset class exposures, the Adviser will take asset diversification and potential volatility of return into account. The Underlying Funds include, among others, unaffiliated mutual funds, unaffiliated exchange traded funds and unaffiliated limited partnerships, including hedge funds. At any time, investments in hedge funds will not exceed 15% of the Fund’s net assets. The Underlying Funds may invest in derivatives (e.g., futures, forwards, options, swaps or swaptions). A derivative is a contract whose value is based on performance of an underlying financial asset, index, rate, instrument or economic measure.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Because the value of your investment in the Fund will fluctuate, you may lose money and there can be no assurance that the Fund will achieve its investment objective. Below is a summary of the principal risks of investing in the Fund as a result of its direct investments.

Asset Allocation Risk — The Fund is subject to different levels and combinations of risks, based on its actual allocation among the various asset classes and Underlying Funds. The Fund will be exposed to risks of the Underlying Funds in which it invests, as well as to stock markets and bond markets, amongst other financial markets. To the extent the Fund invests in Underlying Funds that expose it to non-traditional or alternative asset classes, as well as specific market sectors within a broader asset class, the Fund will be exposed to the increased risk associated with those asset classes. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it at any point in time.

Fund of Funds Risk — The actual cost of investing in a fund-of-funds may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. The Fund will bear its pro rata portion of the expenses of the Underlying Funds in addition to its own direct expenses. An Underlying Fund may change its investment objective or policies without the Fund’s approval, which could lead to the Fund withdrawing its investment from such Underlying Fund at a time that is unfavorable to the Fund.

Performance Risk — The Fund’s investment performance is directly tied to the performance of the Underlying Funds and other investments in which the Fund invests. If one or more of the Underlying Funds fails to meet its investment objective, the Fund’s performance could be negatively affected. There can be no assurance that any Underlying Fund, or the Fund itself, will achieve its investment objective.

Sector Risk - At times, the Fund may have a significant portion of its assets invested in Underlying Funds that invest primarily in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Principal Risks of Underlying Funds

Below is a summary of the principal risks of investing in the Fund as a result of its investments in the Underlying Funds.

Alternative Strategies Risk — The performance of Underlying Funds that pursue alternative strategies is linked to the performance of highly volatile traditional and alternative asset classes (e.g., equities, fixed income, currencies and commodities). To the extent the Fund invests in such Underlying Funds, the Fund’s share price will be exposed to potentially significant fluctuations in value. In addition, Underlying Funds that employ alternative strategies have the risk that anticipated opportunities do not play out as planned, resulting in potentially substantial losses to the Underlying Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such Underlying Funds’ investments. Depending on the particular alternative strategies used by an Underlying Fund, it may be subject to risks not associated with more traditional investments.

Commodity Risk — The value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity.

Counterparty Risk — Transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty’s or third party’s credit risk and ability to perform in accordance with the terms of the transaction.

Credit Risk — A debt instrument’s price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions. High yield bonds (“junk bonds”) may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Derivatives Risk —The use of derivatives by the Underlying Funds can lead to losses because of adverse movements in the price or value of the asset, index, rate, instrument or economic measure underlying a derivative, due to failure of a counterparty, or due to tax or regulatory constraints. In addition, the successful use of derivatives depends in part on the future price fluctuations and the degree of correlation between the underlying securities. Unusual market conditions or the lack of a ready market for any particular derivative at a specific time may reduce the effectiveness of the Underlying Fund’s derivate strategies and, for these and other reasons, the Underlying Fund’s derivative strategies may not reduce the Underlying Fund’s volatility to the extent desired. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Underlying Fund. Derivatives may create economic leverage in the Underlying Fund, which magnifies the Underlying Fund’s exposure to the underlying investment. As a result, the loss on derivative transactions may substantially exceed the initial investment. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Derivatives that are traded “over the counter” also present credit risk (the risk that the other party to the derivative contract will not fulfill its contractual obligations, whether because of bankruptcy or other default).

Floating Rate Loan Risk — Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed. Difficulty in selling a floating rate loan can result in a loss. In addition, a floating rate loan may not be fully collateralized, which may cause the floating rate loan to decline significantly in value. Floating rate loans issued by banks may be subject to extended trade settlement periods longer than seven days, which may delay the Fund’s ability to pay redemption proceeds during a period of high volume shareholder redemptions. Such loans may not be considered securities and, therefore, may not be afforded the protections of the federal securities laws.

Foreign Securities and Currencies Risk — Foreign securities prices may decline or fluctuate because of (i) economic or political actions of foreign governments and/or (ii) less regulated or liquid securities markets. These risks are greater for emerging markets than for more developed foreign markets. Investors holding these securities are also exposed to foreign currency risk, which is the possibility that foreign currency will fluctuate in value against the U.S. dollar.

Liquidity Risk — Illiquid securities may not be able to be sold at a desirable time or at prices approximating the value at which the Underlying Fund is carrying the securities.

Market Risk — Investor uncertainty can lead to deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in those markets in which an Underlying Fund invests.

REIT and Real Estate Risk — Investment in REITs and real estate involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.

Short Sale Risk — The risk that the price of a security sold short will increase in value between the time of the short sale and the time the Underlying Fund must purchase the security to return it to the lender. The Underlying Fund’s potential loss on a short sale could theoretically be unlimited in a case where the Underlying Fund is unable, for any reason, to close out its short position.

Small and Mid-Cap Company Risk — Smaller capitalization companies may be more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell such securities at a desired time or price.

May Lose Money	rr_RiskLoseMoney	Because the value of your investment in the Fund will fluctuate, you may lose money and there can be no assurance that the Fund will achieve its investment objective.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Performance information is not included because, as of the date of this Prospectus, the Fund has not completed a full calendar year of operations.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information is not included because, as of the date of this Prospectus, the Fund has not completed a full calendar year of operations.
Aspiriant Defensive Allocation Fund | Aspiriant Defensive Allocation Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMDFX
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[1]
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 113
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 261

[1]	Based on estimated expenses for the current fiscal year.